Shareholders' Equity (Summary of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
3.00-3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 3.00
Rates of exercise prices in US$, upper limit	$ 3.80
Options outstanding
Number of shares unexercised as of December 31, 2012	221,646
Options outstanding, weighted average remaining contractual life	5 years 2 months 12 days
Average exercise price	$ 3.63
Options exercisable
Number of exercisable shares as of December 31, 2012	45,000
Average exercise price	$ 3.36
4.00-5.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 4.00
Rates of exercise prices in US$, upper limit	$ 5.44
Options outstanding
Number of shares unexercised as of December 31, 2012	169,486
Options outstanding, weighted average remaining contractual life	4 years 8 months 19 days
Average exercise price	$ 4.09
Options exercisable
Number of exercisable shares as of December 31, 2012	47,163
Average exercise price	$ 4.15
7.50-9.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 7.50
Rates of exercise prices in US$, upper limit	$ 9.84
Options outstanding
Number of shares unexercised as of December 31, 2012	126,814
Options outstanding, weighted average remaining contractual life	1 year 3 months 18 days
Average exercise price	$ 7.60
Options exercisable
Number of exercisable shares as of December 31, 2012	126,814
Average exercise price	$ 7.60
10.24-22.56[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 10.24
Rates of exercise prices in US$, upper limit	$ 22.56
Options outstanding
Number of shares unexercised as of December 31, 2012	34,440
Options outstanding, weighted average remaining contractual life	2 years 1 month 10 days
Average exercise price	$ 14.36
Options exercisable
Number of exercisable shares as of December 31, 2012	34,440
Average exercise price	$ 14.36